Debt And Lines Of Credit (Note)	12 Months Ended
Dec. 31, 2016
Debt Instruments [Abstract]
Debt And Lines Of Credit [Note Text Block]
NOTE 13 DEBT AND LINES OF CREDIT
In 2016, International Paper issued $1.1 billion of 3.00% senior unsecured notes with a maturity date in 2027, and $1.2 billion of 4.40% senior unsecured notes with a maturity date in 2047. In addition, the Company repaid approximately $266 million of notes with an interest rate of 7.95% and an original maturity of 2018. Pre-tax early debt retirement costs of $29 million related to the debt repayments, including $31 million of cash premiums, are included in restructuring and other charges in the accompanying consolidated statement of operations for the twelve months ended December 31, 2016.
In June 2016, International Paper entered into a commercial paper program with a borrowing capacity of $750 million. Under the terms of the program, individual maturities on borrowings may vary, but not exceed one year from the date of issue. Interest bearing notes may be issued either as fixed notes or floating rate notes. As of December 31, 2016, the Company had $165 million outstanding under this program.

In 2015, International Paper issued $700 million of 3.80% senior unsecured notes with a maturity date in 2026, $600 million of 5.00% senior unsecured notes with a maturity date in 2035, and $700 million of 5.15% senior unsecured notes with a maturity date in 2046. The proceeds from this borrowing were used to repay approximately $1.0 billion of notes with interest rates ranging from 4.75% to 9.38% and original maturities from 2018 to 2022, along with $211 million of cash premiums associated with the debt repayments. Additionally, the proceeds from this borrowing were used to make a $750 million voluntary cash contribution to the Company's pension plan. Pre-tax early debt retirement costs of $207 million related to these debt repayments, including the $211 million of cash premiums, are included in Restructuring and other charges in the accompanying consolidated statement of operations for the twelve months ended December 31, 2015.

Amounts related to early debt extinguishment during the years ended December 31, 2016, 2015 and 2014 were as follows:

In millions	2016	2015	2014
Debt reductions (a)	$266	$2,151	$1,625
Pre-tax early debt extinguishment costs (b)	29	207	276

(a)
Reductions related to notes with interest rates ranging from 2.00% to 9.38% with original maturities from 2015 to 2030 for the years ended December 31, 2016, 2015 and 2014. Includes the $630 million payment for a portion of the Special Purpose Entity Liability for the year ended December 31, 2015 (see Note 12 Variable Interest Entities).

(b)	Amounts are included in Restructuring and other charges in the accompanying consolidated statements of operations.

A summary of long-term debt follows:

In millions at December 31	2016	2015
8.7% note – due 2038	$264	$264
9 3/8% note – due 2019	295	295
7.95% debenture – due 2018	382	648
7.5% note – due 2021	598	603
7.3% note – due 2039	721	721
6 7/8% notes – due 2023 – 2029	131	131
6.65% note – due 2037	4	4
6.4% to 7.75% debentures due 2025 – 2027	142	142
6 5/8% note – due 2018	72	185
6.0% note – due 2041	585	585
5.25% note – due 2016	—	261
5.00% to 5.15% notes – due 2035 – 2046	1,280	1,280
4.8% note - due 2044	796	796
4.75% note – due 2022	810	817
3.00% to 4.40% notes – due 2024 – 2047	3,786	1,490
Floating rate notes – due 2016 – 2025 (a)	763	438
Environmental and industrial development bonds – due 2016 – 2035 (b)	681	594
Short-term notes (c)	—	5
Other (d)	4	11
Total (e)	11,314	9,270
Less: current maturities	239	426
Long-term debt	$11,075	$8,844

(a)	The weighted average interest rate on these notes was 2.2% in 2016 and 2.9% in 2015.

(b)	The weighted average interest rate on these bonds was 5.9% in 2016 and 5.8% in 2015.

(c)	The weighted average interest rate was 2.2% in 2015. Includes$5 million at December 31, 2015 related to non-U.S. denominated borrowings with a weighted average interest rate of 2.2% in 2015.

(d)	Includes $2 million at December 31, 2016 and $8 million at December 31, 2015 related to the unamortized gain on interest rate swap unwinds (see Note 14 Derivatives and Hedging Instruments).

(e)	The fair market value was approximately $12.0 billion at December 31, 2016 and $9.9 billion at December 31, 2015.

Total maturities of long-term debt over the next five years are 2017 – $239 million; 2018 – $690 million; 2019 – $433 million; 2020 – $179 million; and 2021 – $612 million.

At December 31, 2016, International Paper’s credit facilities (the Agreements) totaled $2.1 billion. The Agreements generally provide for interest rates at a floating rate index plus a pre-determined margin dependent upon International Paper’s credit rating. The Agreements include a $1.5 billion contractually committed bank facility that expires in December 2021 and has a facility fee of 0.15% payable annually. The liquidity facilities also include up to $600 million of uncommitted financings based on eligible receivables balances (approximately $600 million available as of December 31, 2016) under a receivables securitization program that expires in December 2017. At December 31, 2016, there were no borrowings under either the bank facility or receivables securitization program.

Maintaining an investment grade credit rating is an important element of International Paper’s financing strategy. At December 31, 2016, the Company held long-term credit ratings of BBB (stable outlook) and Baa2 (stable outlook) by S&P and Moody’s, respectively.